Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Stock Incentive Plan
On October 31, 2014, the Board approved the Company’s 2014 Omnibus Incentive Plan (the “2014 Plan”). The 2014 Plan authorizes the issuance of awards including stock options, stock appreciation rights, restricted stock, stock units and performance units to employees, directors, and consultants of the Company.
On June 14, 2022, the Board approved the 2014 Amended and Restated Omnibus Incentive Plan (the “2014 Amended and Restated Plan”) which replaced the 2014 Plan in its entirety. The 2014 Amended and Restated Plan, among other things, fixed the number of shares that can be issued under the plan to 364,879, provided that each January 1 beginning in 2023 and ending on (and including) January 1, 2032 the number of shares will increase by 5% of the outstanding shares of Common Stock as of the prior December 31, unless the Board of Directors of the Company decides to a lesser increase.
On September 30, 2022, the Amended and Restated 2014 Plan was approved by the shareholders. The 2014 Amended and Restated Plan authorizes the issuance of awards including stock options, stock appreciation rights, restricted stock, stock units and performance units to employees, directors, and consultants of the Company.
On September 29, 2023, the Board and Majority Stockholders adopted and approved Amendment No. 1 to the 2014 Amended and Restated Plan. Amendment No. 1 to the 2014 Amended and Restated Plan became effective on November 6, 2023. The 2014 Amended and Restated Plan was amended to increase the number of shares of the Company’s common stock authorized for issuance under the Plan by 1,299,297 to an aggregate pool of 1,846,883, while retaining the automatic share replenishment feature.
The Company has reserved shares for issuance under our equity incentive plan upon share option exercise. As of December 31, 2023, the Company had 487,672 shares available for future grant under the 2014 Plan.
As of December 31, 2023, the shares available for future grant under the 2014 Amended and Restated Plan are as follows:

Shares Available for Grant
Available as of December 31, 2022	169,099
Share pool increase	1,482,003
Forfeited	24,448
Cancelled	37,789
RSU releases	5,333
RSU grants	(842,445)
Option grants	(388,555)
Available as of December 31, 2023	487,672
Stock Options
Options granted under the 2014 Amended and Restated Plan expire no later than ten years from the date of grant. Options granted under the 2014 Amended and Restated Plan may be either incentive or non-qualified stock options. For incentive and non-qualified stock option grants, the option price shall be at least 100% of the fair value on the date of grants, as determined by the Company’s Board of Directors. If at any time the Company grants an option, and the optionee directly or by attribution owns stock possessing more than 10% of the total combined voting power of all classes of stock of the Company, the option price shall be at least 110% of the fair value and shall not be exercisable more than five years after the date of grant.
Options granted under the 2014 Amended and Restated Plan may be immediately exercisable if permitted in the specific grant approved by the Board of Directors and, if exercised early may be subject to repurchase provisions. The shares issued generally vest over a period of one to four years from the date of grant.
The following is a summary of option activities under the Company’s 2014 Amended and Restated Plan for the year ended December 31, 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value*
Outstanding, December 31, 2022	171,980	$45.00	7.14	$—

Granted	388,555	3.49
Forfeited	(37,789)	116.95
Cancelled	(24,448)	10.28
Outstanding, December 31, 2023	498,298	$8.96	7.24	$20,441
Exercisable, December 31, 2023	145,502	$19.88	7.24	$1,276
Vested and expected to vest, December 31, 2023	498,298	$8.96	8.86	$20,441
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*The aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the stock options at December 31, 2023 for those stock options for which the quoted market price was in excess of the exercise price ("in-the-money options").
The weighted-average grant-date fair value of stock options granted for the years ended December 31, 2023 and 2022, excluding EHT rollover options issued related to the EHT Acquisition, was $2.95 and $10.00, respectively. The total fair value of the stock options that vested during the years ended December 31, 2023 and 2022 was $512,470 and $466,263, respectively.
The fair value of each stock option grant was estimated on the date of grant using the Black-Scholes option-pricing model under the following assumptions:

	Year Ended December 31,
	2023	2022
Dividend yield	0.00%	0.00%
Risk-free interest rate	3.86-4.61%	2.89-3.60%
Expected term (years)	5.27-6.08	5.00-6.08
Volatility	87.93-127.00%	126.27-132.58%
In connection with the EHT Acquisition, the Company issued a total of 33,131 stock options to EHT option holders on November 10, 2022 (Note 3). The exercise price and rollover option shares were adjusted by the Exchange Ratio at the Acquisition date and retain the vest periods as originally issued.
Restricted Stock Units
On December 14, 2021, the Company granted restricted stock units (“RSUs”) to its executive management team. The RSUs cliff vest 33% per year on the anniversary of the grant date over a three year period.
On August 25, 2023, the Company granted RSUs to its executive management team and to certain members of the Board with market and performance based conditions. The RSUs are eligible to vest subject to the achievement and attainment of certain market capitalization target goals (market-based conditions) or the achievement of a successful exit (a performance-based condition); provided, however, that no RSUs shall vest until the Compensation Committee of the Board determines that shares can be sold into the market to cover withholding tax obligations associated with the vesting of the RSUs.
The following is a summary of restricted stock unit activity during the year ended December 31, 2023:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested, December 31, 2022	10,665	$14.43
Granted	842,445	3.59
Released	(5,333)	14.43
Unvested, December 31, 2023	847,777	$3.66
The Company used the Monte Carlo Simulation model to evaluate the derived service period and fair value of awards with market and performance conditions, including assumptions of historical volatility and risk-free interest rate commensurate with the vesting term.
The fair value of the Company's performance-based RSUs were estimated on the date of grant under the following assumptions:

Year Ended December 31, 2023
Dividend yield	0.00%
Volatility factor	87.4- 87.9%
Risk-free interest rate	4.21- 4.54%
Derived service periods (years)	0.81 - 3.11
During the first quarter of 2024, the first three market based conditions of the RSUs were met.
Awards Granted Outside the 2014 Amended and Restated Plan
During the year ended December 31, 2023, the Company granted shares of common stock to a non-employee consultant for investor relations services. Half of the shares were issued upon entering each service contract and the remaining half will be issued on October 31, 2024, unless the agreement is earlier terminated.
The following is a summary of restricted stock activity outside of the 2014 Amended and Restated Plan during the year ended December 31, 2023:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested, December 31, 2022	—	$—
Granted	10,000	1.55
Released	(5,000)	—
*Unvested, December 31, 2023	5,000	$1.55
Stock-Based Compensation Expense
The Company recognizes stock-based compensation expense using the straight-line method over the requisite service period. The Company recognized stock-based compensation expense, including compensation expense for warrants with vesting provisions issued to a service provider (Note 5), and the RSUs discussed above, in its Consolidated Statements of Operations as follows:

	Year Ended December 31,
	2023	2022
Research and development	$188,886	$77,965
General and administrative	798,624	530,234
	$987,510	$608,199
The total amount of unrecognized compensation cost was $3,955,054 as of December 31, 2023. This amount will be recognized over a weighted-average period of 7.19 years.
2022 Employee Stock Purchase Plan
In June 2022, the Company's board of directors approved the 2022 Employee Stock Purchase Plan (the "ESPP"). Under which the Company will offer eligible employees the option to purchase common stock at a 15% discount to the lower of the market value of the stock at the beginning or end of each participation period under the terms of the ESPP. Total individual purchases in any year are limited to 15% of compensation. The ESPP was approved by the Company's stockholders on September 30, 2022. As of December 31, 2023, no shares were issued under the ESPP.